Stock Based Compensation (Details Narrative) - USD ($)																																1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 09, 2025	Jan. 02, 2025	Aug. 03, 2024	Aug. 03, 2024	Jun. 28, 2024	Jun. 24, 2024	Feb. 27, 2024	Jan. 15, 2024	Jan. 15, 2024	Dec. 13, 2023	Dec. 11, 2023	Nov. 30, 2023	Nov. 29, 2023	Oct. 31, 2023	Oct. 30, 2023	Sep. 29, 2023	Jul. 28, 2023	Jul. 03, 2023	Jul. 03, 2023	Jun. 28, 2023	Jun. 07, 2023	Jun. 06, 2023	Jun. 05, 2023	May 26, 2023	Apr. 04, 2023	Mar. 08, 2023	Feb. 23, 2023	Feb. 20, 2023	Feb. 01, 2023	Nov. 08, 2022	Nov. 08, 2022	Jun. 28, 2024	Jun. 24, 2024	Feb. 27, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 22, 2024	Aug. 05, 2024	Jun. 18, 2024	Jun. 17, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting description																																					Fifty percent of the option shall vest and become exercisable on October 1, 2023 and the remaining fifty percent shall vest and become exercisable on April 1, 2024. The option will expire five years after the date of grant
Stock options exercised for cashless			12,500	12,500																															200,000	716,356	716,356
Option value								$ 632,214	$ 632,214
Expected term								5 years	5 years
Volatility								93.00%	93.00%
Discount rate								3.84%	3.84%
Dividend								$ 0	$ 0
Common stock, shares issued			6,422	6,422			1,857																											1,857	19,373,222		19,235,631	18,872,022	5,000	13,333	704	3,333
Stock based compensation expense																																					$ 1,088,922	$ 520,449
Stock issued for cashless exercise of stock options							3,750																						50,000					3,750
Exercise price			$ 2	$ 2	$ 1.35		$ 1.35																									$ 1.35		$ 1.35
Weighted average price			$ 4.1135	$ 4.1135	3.273	$ 3.3	$ 4.615																									3.273	$ 3.3	$ 4.615
Granted Restricted share units									10,000
Restricted common stock value								$ 43,500	$ 43,500
Expenses on restricted shares																																					$ 41,832
Granted non qualified stock options						320,000	20,000		200,000																								320,000	20,000	200,000
Exercisable price per share								$ 4.4	$ 4.4
February 23 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued																											5,804
Stock issued for cashless exercise of stock options																											16,000
June 6 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued																						685
Stock issued for cashless exercise of stock options																						1,531
Market price per share																						$ 1.9
June 7 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued																					270
Stock issued for cashless exercise of stock options																					1,250
Exercise price																					$ 1.45
Market price per share																					$ 1.85
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					1.35															$ 1.05												1.35
Market price per share						$ 1.35						$ 1.25															$ 2.1						$ 1.35
Option exercise price per share																						0.85							$ 0.95
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price					$ 3.05															$ 1.45												$ 3.05
Market price per share						$ 2.25						$ 1.65															$ 2.15						$ 2.25
Option exercise price per share																						$ 1.45							$ 1.35
2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued for conversion of convertible notes, shares																		2,815,692	2,815,692
Stock issued																																			1,253,261		1,148,261
Option value	$ 40,071	$ 77,926																							$ 59,690	$ 30,933
Expected term	5 years	3 years																							2 years 10 months 24 days	2 years 10 months 24 days
Volatility	92.00%	87.00%																							98.00%	98.00%
Discount rate	4.46%	4.29%																							3.60%	4.71%
Dividend	$ 0	$ 0																							$ 0	$ 0
Option to purchase share	20,000	50,000																							50,000	25,000
Exercise price	$ 2.8	$ 2.55																							$ 1.95	$ 2
Additional common stock shares to be issued																		955,000	955,000
Option expiry term																										five years
Cheif Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recorded expense																																			$ 0	$ 364,000	$ 402,666	486,667
Stock issued for conversion of convertible notes, shares																														600,000	600,000
Stock issued for services, amount																														$ 960,000	$ 960,000
Common stock, shares issued						177,291								1,699		1,111	1,601												22,000				177,291
Stock issued for cashless exercise of stock options														3,292		3,292	3,292												50,000			100,000	300,000
Exercise price														$ 1															$ 1.4
Market price per share																													$ 2.5
Weighted average price														$ 2.03			$ 1.66
Cheif Executive Officer [Member] | June 28 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued																				1,043
Stock issued for cashless exercise of stock options																				4,937
Market price per share																				$ 1.5
Board Of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option value																								$ 30,527
Stock-based compensation																																					$ 12,211	$ 18,316
Expected term																								2 years 10 months 17 days
Volatility																								97.00%
Discount rate																								4.23%
Dividend																								$ 0
Stock issued for cashless exercise of stock options					3,000					441		1,880	612		612	612																3,000
Option to purchase share					5,106					612		3,750	400		290	207								25,000								5,106
Exercise price										$ 1.25			$ 1.65		$ 1									$ 2.05
Additional common stock shares to be issued					100,000													955,000	955,000													100,000
Option expiry term																								five years
Weighted average price										$ 4.47		$ 4.88	$ 4.76		$ 1.9
Chairman Of The Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued																													170,000
Stock issued for cashless exercise of stock options																													170,000
Aggregate amount																													$ 209,500
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued					8,813						934	828		634		422	608			375									31,000			8,813
Stock issued for cashless exercise of stock options					15,000						1,250	1,250		1,250		1,250	1,250			1,250												15,000
Exercise price											$ 1.25	$ 1.65				$ 1.3				$ 1.05									$ 0.95
Market price per share																				$ 1.5									$ 2.5
Weighted average price											$ 4.95
Vice President And Chief Technology Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued					9,282						2,056	1,821		1,395		928	1,338			825			326					3,572				9,282
Stock issued for cashless exercise of stock options					60,000	134,573					2,750	2,750		2,750		2,750	2,750			2,750			1,375					10,000				60,000	134,573
Exercise price												$ 1.65					$ 0.85			$ 1.05			$ 1.45					$ 1.35
Market price per share																				$ 1.5			$ 1.9					$ 2.1
Weighted average price																$ 1.96
Former Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued						177,291																											177,291
Stock issued for cashless exercise of stock options					20,000	300,000
Exercise price						$ 1.35																											$ 1.35
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting description																																			The RSUs will vest one year from the date of grant on January 15, 2025. Once vested, each RSU represents the right to receive one share of the Company’s common stock		The RSUs will vest one year from the date of grant on January 15, 2025. Once vested, each RSU represents the right to receive one share of the Company’s common stock.
Granted Restricted share units								10,000
Restricted common stock value								$ 43,500	$ 43,500